CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Feb. 29, 2016	Feb. 28, 2015
Current Assets
Cash and cash equivalents	$ 4,277	$ 23,692
Trade receivables	18,986	48,626
Inventory	22,702	24,294
Other current assets	2,777	5,895
Total Current Assets	48,742	102,507
Long Term Assets
Property and equipment	3,702	4,322
Deferred tax asset		1,485
Deferred financing cost		18
Intangible assets	623	794
Goodwill		11,927
Total Long Term Assets	4,325	18,546
Total Assets	53,067	121,053
Current Liabilities
Debt facility	22,152
Accounts payable and accrued liabilities	23,557	40,677
Deferred revenue	1,944	830
Deferred tax liability	294
Warrant liability	117
Total Current Liabilities	48,064	41,507
Long Term Liabilities
Debt facility		32,400
Other long term liabilities	773	1,139
Warrant liability	3	1,239
Total Long Term Liabilities	$ 776	$ 34,778
Commitments
Shareholders' equity
Capital stock	$ 221,128	$ 220,952
Contributed surplus	9,235	8,388
Deficit	(218,225)	(175,921)
Accumulated other comprehensive loss	(9,618)	(9,618)
Total Shareholders' equity	2,520	43,801
Non-controlling interests	1,707	967
Total Equity	4,227	44,768
Total Liabilities and Equity	$ 53,067	$ 121,053
Shares issued & outstanding	3,020,069	3,011,632